SCHEDULE OF ROLL FORWARD IN WARRANTS (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Underwriters’ Warrants Outstanding, Beginning	2,723,397
Underwriters’ Warrants Outstanding, Ending	3,926,156	2,723,397
Private Warrants [Member]
Underwriters’ Warrants Outstanding, Beginning	166,821	514,207
Exercise of warrants		(347,386)
Warrants issued
Underwriters’ Warrants Outstanding, Ending	166,821	166,821
Public Warrants [Member]
Underwriters’ Warrants Outstanding, Beginning	1,046,948	1,054,167
Exercise of warrants		(7,219)
Warrants issued
Underwriters’ Warrants Outstanding, Ending	1,046,948	1,046,948
Term Loan Warrants [Member]
Underwriters’ Warrants Outstanding, Beginning	209,391	288,118
Exercise of warrants		(222,223)
Warrants issued	1,202,756	143,496
Underwriters’ Warrants Outstanding, Ending	1,412,147	209,391
Investor Warrants [Member]
Underwriters’ Warrants Outstanding, Beginning	1,236,878
Exercise of warrants		(30,345)
Warrants issued		1,267,223
Underwriters’ Warrants Outstanding, Ending	1,236,878	1,236,878